Debts and Letters of Credit	12 Months Ended
Jun. 30, 2012
Debts and Letters of Credit.
Debts and Letters of Credit

Note 11. Debts and Letters of Credit

The following table presents details of the Company’s debt as of June 30, 2012 and July 2, 2011 (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
1% senior convertible notes	$292.8	$285.8
Total convertible debt	292.8	285.8
Less: current portion	292.8	—
Total long-term debt	$—	$285.8

The Company expects to repay all or part of the principal balance of $311.0 million outstanding under the 1% Senior Convertible Notes no later than May 2013. Therefore, 1% senior Convertible Notes was classified as short term debt as of June 30, 2012.

The Company was in compliance with all debt covenants as of June 30, 2012.

1% Senior Convertible Notes

On June 5, 2006, the Company completed an offering of $425 million aggregate principal amount of 1% Senior Convertible Notes due 2026. Proceeds from the notes amounted to $415.9 million after issuance costs. The notes bear interest at a rate of 1.00% per year and are convertible into a combination of cash and shares of the Company’s common stock at a conversion price of $30.30 per share. Interest on the notes is payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2006. The notes mature on May 15, 2026.

The holders of the notes may require the Company to purchase all or a portion of the notes on each of May 15, 2013, May 15, 2016 and May 15, 2021 at a price equal to 100% of the principal amount of the notes to be purchased plus any accrued and unpaid interest to, but excluding, the purchase date. In addition, upon certain fundamental changes, holders may require the Company to purchase for cash the notes at a price equal to 100% of the principal amount of the notes to be purchased plus any accrued and unpaid interest to, but excluding, the purchase date. The Company may not redeem the notes before May 20, 2013. On or after that date, the Company may redeem all or part of the notes for cash at 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.

Upon adoption of the authoritative guidance which applies to the 1% Senior Convertible Notes, the Company calculated the carrying value of the liability component at issuance as the present value of its cash flows using a discount rate of 8.1%, based on the 7-year swap rate plus credit spread as of the issuance date. The credit spread for JDSU is based on the historical average “yield to worst” rate for BB-rated issuers. The carrying value of the liability component was determined to be $266.5 million. The equity component, or debt discount, of the notes was determined to be $158.5 million. The debt discount is being amortized using the effective interest rate of 8.1% over the period from issuance date through May 15, 2013 as a non-cash charge to interest expense. As of June 30, 2012, the remaining term of the 1% Senior Convertible Notes is less than one year and accordingly is classified as short-term debt.

The $9.1 million of costs incurred in connection with the issuance of the notes were capitalized and bifurcated into debt issuance cost of $5.7 million and equity issuance cost of $3.4 million. The debt issuance cost is being amortized to interest expense using the effective interest method from issuance date through May 15, 2013.

During fiscal 2012, the Company repurchased $14.0 million aggregate principal amount of the notes for $13.9 million in cash. In connection with the repurchase, a loss of $0.7 million was recognized in interest and other income (loss), net in compliance with the authoritative guidance. After giving effect to the repurchase, the total amount of 1% Senior Convertible Notes outstanding as of June 30, 2012 was $292.8 million.

As of June 30, 2012, the unamortized portion of the debt issuance cost related to the notes is $0.7 million and is included in Other current assets on the Consolidated Balance Sheets.

The following table presents the carrying amounts of the liability and equity components (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Carrying amount of equity component	$158.3	$158.5

Principal amount of 1% Senior Coupon Notes	311.0	325.0
Unamortized discount of liability component	(18.2)	(39.2)
Carrying amount of liability component	$292.8	$285.8

Based on quoted market prices, as of June 30, 2012 and July 2, 2011, the fair market value of the 1% Senior Convertible Notes was approximately $307.3 million and $332.1 million, respectively. Changes in fair market value reflect the change in the market price of the notes. The 1% Senior Convertible Notes are classified within level 2 as they are not actively traded in markets; and the bond parity derivatives related to the convertible notes are classified within level 1 since the quoted market price for identical instrument are available in active markets. The fair value of the bond parity derivatives is approximately zero as of June 30, 2012 and July 2, 2011.

The following table presents the effective interest rate and the interest expense for the contractual interest and the accretion of debt discount (in millions, except for the effective interest rate):

	Years Ended
	June 30	July 2
	2012	2011
Effective interest rate	8.1%	8.1%
Interest expense-contractual interest	$3.2	$3.3
Accretion of debt discount	20.1	18.7

The increase of the debt related to the interest accretion is treated as a non-cash transaction and the repayment of the carrying amount of the debt is classified as a financing activity within the Consolidated Statement of Cash Flows.

Revolving Credit Facility

On January 20, 2012, the Company entered into an agreement (the “Credit Agreement”) for a five-year $250.0 million revolving credit facility that matures in January 2017.  At the Company’s option, the principal amount available under the facility may be increased by up to an additional $100 million.  Borrowings under the credit facility bear an annual interest rate, at the Company’s option, equal to either (i) the Alternate Base Rate (as defined in the Credit Agreement) plus the applicable margin for base rate loans, which ranges between 0.75% and 2.00%, based on the Company’s leverage ratio or (ii) the Adjusted LIBO Rate (as defined in the Credit Agreement) plus the applicable margin for Eurocurrency loans, which ranges between 1.75% and 3.00%, based on the Company’s leverage ratio.  The Company is required to pay a commitment fee on the unutilized portion of the facility of between 0.25% and 0.50%, based on the Company’s leverage ratio.

Obligations under the Credit Agreement are guaranteed by certain wholly owned domestic subsidiaries of the Company (“the Guarantors”).  The Company’s obligations under the Credit Agreement have been secured by a pledge of substantially all assets of the Company and the Guarantors (subject to certain exclusions), full pledges of equity interests in certain domestic subsidiaries and partial pledges of equity interests in certain foreign subsidiaries. The Company has also agreed to maintain at least $200 million of cash and permitted investments in accounts which are subject to a control agreement.

The Credit Agreement contains certain affirmative and negative covenants applicable to the Company and its subsidiaries, which include, among other things, restrictions on their ability to (i) incur additional indebtedness, (ii) make certain investments, (iii) acquire other entities, (iv) dispose of assets, (v) incur liens and (vi) make certain payments including those related to dividends or repurchase of equity. The Credit Agreement also contains financial maintenance covenants, including a maximum senior secured leverage ratio, a maximum total leverage ratio, a minimum interest coverage ratio and the requirement to maintain minimum liquidity.

The $1.9 million of costs incurred in connection with the issuance of the revolving credit facility were capitalized and are being amortized to interest expense on a straight-line basis over five years based on the contractual term of the revolving credit facility. As of June 30, 2012, the unamortized portion of debt issuance cost related to the revolving credit facility was $1.7 million, and was included in Other current assets and Other non-current assets on the Consolidated Balance Sheets.

There was no drawdown under the facility during fiscal 2012, and the outstanding balance as of June 30,2012 is zero.

Outstanding Letters of Credit

As of June 30, 2012, the Company had 15 standby letters of credit totalling $34.9 million.